Consolidated Balance Sheets (Parenthetical) - shares	3 Months Ended		12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Nov. 30, 2016
Statement of Financial Position [Abstract]
Capital stock, Authorized	Unlimited	Unlimited	Unlimited
Capital stock, Issued	30,155,837		29,789,992
Capital stock, Outstanding	30,155,837		29,789,992